Fees Summary	Jul. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 120,000.00
Previously Paid Amount	0.00
Total Fee Amount	16.57
Total Offset Amount	0.00
Net Fee	$ 16.57